Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income:
Interest income from SMBC	¥ 5,944,398	¥ 3,696,076	¥ 1,747,654
Dividends from other subsidiaries, associates and joint ventures	115,667	104,761	95,290
Fees and commission income from subsidiaries	1,469,847	1,262,734	1,248,225
Other income	119,597	180,827	108,727
Expense:
Interest expense	4,053,635	1,941,006	303,716
Operating and other expense	2,696,558	2,467,764	2,170,180
Profit before tax	1,207,789	1,261,876	676,464
Income tax expense	312,039	326,027	161,389
Net profit	895,750	935,849	515,075
Profit attributable to:
Shareholders	873,346	911,831	499,573
Other equity instruments holders	13,763	11,310	10,731
SMFG [member]
Income:
Fees and commission income from subsidiaries	21,722	12,421	9,439
Other income	9,655	1,956	1,109
Total income	946,516	703,564	617,120
Expense:
Interest expense	313,356	220,397	169,526
Operating and other expense	58,418	68,659	37,982
Total expense	387,321	299,432	217,038
Profit before tax	559,195	404,132	400,082
Income tax expense	(8,670)	(8,348)	(7,942)
Net profit	567,865	412,480	408,024
Profit attributable to:
Shareholders	554,102	401,170	397,293
Other equity instruments holders	13,763	11,310	10,731
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	334,964	235,386	184,206
Dividends from other subsidiaries, associates and joint ventures	542,929	437,850	376,757
Expense:
Interest expense	5,586	5,546	4,751
SMFG [member] | Other subsidiaries, associates and joint ventures [member]
Income:
Dividends from other subsidiaries, associates and joint ventures	37,246	15,951	45,609
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 9,961	¥ 4,830	¥ 4,779